Equity (Tables)	12 Months Ended
Sep. 30, 2011
Equity [Abstract]
Schedule of compliance with regulatory capital requirements
There are no conditions or events since that notification that management believes have changed the Bank's categorization.

	Actual		Capital Adequacy Guidelines		Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Capital	Ratio	Capital	Ratio	Capital	Ratio
September 30, 2011	(In thousands)
Total capital to risk-weighted assets	$1,624,817	24.68%	$526,765	8.00%	$658,456	10.00%
Tier I capital to risk-weighted assets	1,543,438	23.44	NA	NA	395,074	6.00
Core capital to adjusted tangible assets	1,543,438	11.82	NA	NA	652,672	5.00
Core capital to total assets	1,543,438	11.82	391,603	3.00	NA	NA
Tangible capital to tangible assets	1,543,438	11.82	195,802	1.50	NA	NA
September 30, 2010
Total capital to risk-weighted assets	$1,619,206	23.39%	$553,761	8.00%	$692,201	10.00%
Tier I capital to risk-weighted assets	1,534,681	22.17	NA	NA	415,321	6.00
Core capital to adjusted tangible assets	1,534,681	11.67	NA	NA	657,606	5.00
Core capital to total assets	1,534,681	11.67	394,563	3.00	NA	NA
Tangible capital to tangible assets	1,534,681	11.67	197,282	1.50	NA	NA